Average Annual Total Returns - FidelityFixed-IncomeActiveETFs-ComboPRO - FidelityFixed-IncomeActiveETFs-ComboPRO - Fidelity Investment Grade Bond ETF	Dec. 30, 2023
Fidelity Investment Grade Bond ETF | Return Before Taxes
Average Annual Return:
Past 1 year	(13.60%)
Since Inception	(6.95%)	[1]
Fidelity Investment Grade Bond ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	(14.42%)
Since Inception	(7.66%)	[1]
Fidelity Investment Grade Bond ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(8.04%)
Since Inception	(5.53%)	[1]
LB001
Average Annual Return:
Past 1 year	(13.01%)
Since Inception	(6.97%)	[1]

[1]	AFrom March 2, 2021.